Debt - Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities with the Carrying Amount (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	$ 45,082	$ 47,081
Bank and other borrowings	1,964	1,690
Total (excluding interest)	47,046	48,771
Interest	17,955	18,317
Carrying amount	75,643	77,078
EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	16,082	17,681
Carrying amount	0	0
US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	29,000	29,400
Carrying amount	2,350	0
Bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(336)	(395)
Carrying amount	44,746	46,686
Bonds | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(220)	(260)
Carrying amount	15,862	17,421
Bonds | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(116)	(135)
Carrying amount	28,884	29,265
Bank and other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	0	0
Carrying amount	1,964	1,690
Total (excluding interest)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(336)	(395)
Carrying amount	46,710	48,376
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,922	6,036
Bank and other borrowings	596	885
Total (excluding interest)	4,518	6,921
Interest	1,412	1,437
Less than 1 year | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	1,172	3,286
Less than 1 year | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,750	2,750
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,638	3,792
Bank and other borrowings	167	169
Total (excluding interest)	2,805	3,961
Interest	1,341	1,265
Between 1 and 2 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,638	1,042
Between 1 and 2 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	0	2,750
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	5,678	2,344
Bank and other borrowings	530	69
Total (excluding interest)	6,208	2,413
Interest	1,324	1,184
Between 2 and 3 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	4,178	2,344
Between 2 and 3 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	1,500	0
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,438	5,207
Bank and other borrowings	230	289
Total (excluding interest)	2,668	5,496
Interest	1,186	1,162
Between 3 and 4 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	938	3,707
Between 3 and 4 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	1,500	1,500
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,771	2,333
Bank and other borrowings	263	32
Total (excluding interest)	4,034	2,365
Interest	1,103	1,055
Between 4 and 5 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	671	833
Between 4 and 5 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,100	1,500
5 years and later
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	26,635	27,369
Bank and other borrowings	178	246
Total (excluding interest)	26,813	27,615
Interest	11,589	12,214
5 years and later | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	6,485	6,469
5 years and later | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	$ 20,150	$ 20,900